Note 18 - Intangible assets. Other intangible assets (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 2,010,000,000	€ 2,134,000,000	€ 2,402,000,000
Computer Software Acquisiton Expenses [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	1,598,000,000	1,605,000,000	1,682,000,000
Intangible Assets With Indefinite Useful Life Member
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	11,000,000	11,000,000	12,000,000
Intangible Assets With definite Useful Life [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	401,000,000	518,000,000	708,000,000
Total Member
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 2,010,000,000	€ 2,134,000,000	€ 2,402,000,000